Financial risk review - Schedule of Bank's Liquid Assets by Geographical Location (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Total	$ 1,999	$ 1,269
Cash and due from banks
Disclosure of financial assets [line items]
Total	1,987	1,191
Securities at amortized cost
Disclosure of financial assets [line items]
Total	12	78
Total
Disclosure of financial assets [line items]
Total	1,999	1,269
United States of America | Cash and due from banks
Disclosure of financial assets [line items]
Total	1,904	1,151
United States of America | Securities at amortized cost
Disclosure of financial assets [line items]
Total	0	43
United States of America | Total
Disclosure of financial assets [line items]
Total	1,904	1,194
Latin America | Cash and due from banks
Disclosure of financial assets [line items]
Total	7	15
Latin America | Securities at amortized cost
Disclosure of financial assets [line items]
Total	0	0
Latin America | Total
Disclosure of financial assets [line items]
Total	7	15
Other countries | Cash and due from banks
Disclosure of financial assets [line items]
Total	1	0
Other countries | Securities at amortized cost
Disclosure of financial assets [line items]
Total	0	0
Other countries | Total
Disclosure of financial assets [line items]
Total	1	0
Multilateral | Cash and due from banks
Disclosure of financial assets [line items]
Total	75	25
Multilateral | Securities at amortized cost
Disclosure of financial assets [line items]
Total	12	35
Multilateral | Total
Disclosure of financial assets [line items]
Total	$ 87	$ 60